Share-Based Compensation (Details Textual) In Thousands, except Share data, unless otherwise specified	3 Months Ended	6 Months Ended				3 Months Ended		6 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 USD ($)	Jun. 30, 2011 CNY	Jun. 30, 2012 2009 Incentive Plan [Member] CNY	Jun. 30, 2011 2009 Incentive Plan [Member] CNY	Jun. 30, 2012 2009 Incentive Plan [Member] CNY	Jun. 30, 2011 2009 Incentive Plan [Member] CNY	Jun. 30, 2012 2004 Incentive Plan [Member] USD ($)
Share-based compensation	$ 2,569	$ 4,998	31,754	$ 4,998	37,286	16,321	18,367	31,754	37,286
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price										$ 4.08
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term										3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	1,184,769	1,184,769	1,184,769